INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Description of operating loss carryforwards expiration					2035 through 2038 with the remainder having an indefinite carryforward
Description of tax credit carryforward expiration					2035 through 2041
Deferred tax assets valuation allowance					$ 10,830,000	$ 9,980,000
Percentage of limitations on use for net operating loss carryforwards						80.00%	80.00%	80.00%
Shareholder percentage ownership					5.00%
Aggregate Percentage Increase In Shareholders Ownership Over The Testing Period					50.00%
Testing Period					36 months
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Accrued interest and penalties related to uncertain tax positions	$ 0		$ 0		0
Domestic Tax Authority [Member]
Net operating loss carryforwards					33,000,000	23,600,000
Domestic Tax Authority [Member] | Expire Tax Period 2035 through 2038 [Member]
Net operating loss carryforwards					1,300,000	1,300,000
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member] | Expire Tax Period 2035 through 2041 [Member]
Tax credit carryforward amount					1,100,000	900,000
State and Local Jurisdiction [Member]
Net operating loss carryforwards					23,600,000	23,500,000
State and Local Jurisdiction [Member] | Expire Tax Period 2035 through 2038 [Member]
Net operating loss carryforwards					$ 1,300,000	$ 1,300,000